Distribution Date:	03/17/23	BANK 2022-BNK42
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2022-BNK42
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Director of CMBS Securitizations		leland.f.bunch@bofa.com and
					cmbsnotices@bofa.com
Certificate Interest Reconciliation Detail	5		One Bryant Park, NY1-100-11-07 | New York, NY 10036 | United States
Exchangeable Certificate Detail	6	Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	7		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	8
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Balances	9	Master Servicer	Wells Fargo Bank, National Association
Current Mortgage Loan and Property Stratification	10-14		Attention: Commercial Servicing		commercial.servicing@wellsfargo.com
Mortgage Loan Detail (Part 1)	15-16		MAC D1086-23A, 550 South Tryon Street | Charlotte, NC 28202 | United States
Mortgage Loan Detail (Part 2)	17-18	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Principal Prepayment Detail	19
			Attention: Kathleen Luzik, Chief Operating Officer		kluzik@ncb.coop
Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Delinquency Loan Detail	21	Special Servicer	LNR Partners, Inc.
Collateral Stratification and Historical Detail	22		Job Warshaw and Heather Bennett		hbennett@starwood.com; jwarshaw@lnrpartners.com
Specially Serviced Loan Detail - Part 1	23		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Modified Loan Detail	25		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Historical Liquidated Loan Detail	26		600 Third Avenue,40th Floor | New York, NY 10016 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29		1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541MBE3	3.791000%	7,760,000.00	7,452,818.40	48,485.79	23,544.70	0.00	0.00	72,030.49	7,404,332.61	30.01%	30.00%
A-2	06541MBF0	4.442000%	74,100,000.00	74,100,000.00	0.00	274,293.50	0.00	0.00	274,293.50	74,100,000.00	30.01%	30.00%
A-SB	06541MBG8	4.512000%	15,180,000.00	15,180,000.00	0.00	57,076.80	0.00	0.00	57,076.80	15,180,000.00	30.01%	30.00%
A-4	06541MBH6	4.246000%	125,000,000.00	125,000,000.00	0.00	442,291.67	0.00	0.00	442,291.67	125,000,000.00	30.01%	30.00%
A-5	06541MBN3	4.493000%	284,104,000.00	284,104,000.00	0.00	1,063,732.73	0.00	0.00	1,063,732.73	284,104,000.00	30.01%	30.00%
A-S	06541MBV5	4.721771%	38,865,000.00	38,865,000.00	0.00	152,926.37	0.00	0.00	152,926.37	38,865,000.00	24.64%	24.63%
B	06541MCA0	4.721771%	37,960,000.00	37,960,000.00	0.00	149,365.36	0.00	0.00	149,365.36	37,960,000.00	19.38%	19.38%
C	06541MCF9	4.721771%	38,865,000.00	38,865,000.00	0.00	152,926.37	0.00	0.00	152,926.37	38,865,000.00	14.01%	14.00%
D	06541MAL8	2.500000%	23,500,000.00	23,500,000.00	0.00	48,958.33	0.00	0.00	48,958.33	23,500,000.00	10.76%	10.75%
E	06541MAN4	2.500000%	18,076,000.00	18,076,000.00	0.00	37,658.33	0.00	0.00	37,658.33	18,076,000.00	8.25%	8.25%
F	06541MAQ7	3.483000%	11,750,000.00	11,750,000.00	0.00	34,104.38	0.00	0.00	34,104.38	11,750,000.00	6.63%	6.63%
G	06541MAS3	3.483000%	9,942,000.00	9,942,000.00	0.00	28,856.65	0.00	0.00	28,856.65	9,942,000.00	5.25%	5.25%
H	06541MAU8	3.483000%	8,135,000.00	8,135,000.00	0.00	23,611.84	0.00	0.00	23,611.84	8,135,000.00	4.13%	4.13%
J*	06541MAW4	3.483000%	29,826,431.00	29,826,431.00	0.00	86,571.22	0.00	0.00	86,571.22	29,826,431.00	0.00%	0.00%
RR Interest	06541MBC7	4.721771%	38,055,970.07	38,039,802.61	2,551.88	149,679.37	0.00	0.00	152,231.25	38,037,250.73	0.00%	0.00%
V	06541MAY0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541MBA1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			761,119,401.07	760,796,052.01	51,037.67	2,725,597.62	0.00	0.00	2,776,635.29	760,745,014.34

X-A	06541MBT0	0.307053%	506,144,000.00	505,836,818.39	0.00	129,432.05	0.00	0.00	129,432.05	505,788,332.61
X-D	06541MAA2	2.221771%	41,576,000.00	41,576,000.00	0.00	76,976.97	0.00	0.00	76,976.97	41,576,000.00
X-F	06541MAC8	1.238771%	11,750,000.00	11,750,000.00	0.00	12,129.63	0.00	0.00	12,129.63	11,750,000.00
X-G	06541MAE4	1.238771%	9,942,000.00	9,942,000.00	0.00	10,263.22	0.00	0.00	10,263.22	9,942,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	06541MAG9	1.238771%	8,135,000.00	8,135,000.00	0.00	8,397.84	0.00	0.00	8,397.84	8,135,000.00
X-J	06541MAJ3	1.238771%	29,826,431.00	29,826,431.00	0.00	30,790.10	0.00	0.00	30,790.10	29,826,431.00
Notional SubTotal			607,373,431.00	607,066,249.39	0.00	267,989.81	0.00	0.00	267,989.81	607,017,763.61

Deal Distribution Total					51,037.67	2,993,587.43	0.00	0.00	3,044,625.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541MBE3	960.41474227	6.24816881	3.03411082	0.00000000	0.00000000	0.00000000	0.00000000	9.28227964	954.16657345
A-2	06541MBF0	1,000.00000000	0.00000000	3.70166667	0.00000000	0.00000000	0.00000000	0.00000000	3.70166667	1,000.00000000
A-SB	06541MBG8	1,000.00000000	0.00000000	3.76000000	0.00000000	0.00000000	0.00000000	0.00000000	3.76000000	1,000.00000000
A-4	06541MBH6	1,000.00000000	0.00000000	3.53833336	0.00000000	0.00000000	0.00000000	0.00000000	3.53833336	1,000.00000000
A-5	06541MBN3	1,000.00000000	0.00000000	3.74416668	0.00000000	0.00000000	0.00000000	0.00000000	3.74416668	1,000.00000000
A-S	06541MBV5	1,000.00000000	0.00000000	3.93480947	0.00000000	0.00000000	0.00000000	0.00000000	3.93480947	1,000.00000000
B	06541MCA0	1,000.00000000	0.00000000	3.93480927	0.00000000	0.00000000	0.00000000	0.00000000	3.93480927	1,000.00000000
C	06541MCF9	1,000.00000000	0.00000000	3.93480947	0.00000000	0.00000000	0.00000000	0.00000000	3.93480947	1,000.00000000
D	06541MAL8	1,000.00000000	0.00000000	2.08333319	0.00000000	0.00000000	0.00000000	0.00000000	2.08333319	1,000.00000000
E	06541MAN4	1,000.00000000	0.00000000	2.08333315	0.00000000	0.00000000	0.00000000	0.00000000	2.08333315	1,000.00000000
F	06541MAQ7	1,000.00000000	0.00000000	2.90250043	0.00000000	0.00000000	0.00000000	0.00000000	2.90250043	1,000.00000000
G	06541MAS3	1,000.00000000	0.00000000	2.90249950	0.00000000	0.00000000	0.00000000	0.00000000	2.90249950	1,000.00000000
H	06541MAU8	1,000.00000000	0.00000000	2.90250031	0.00000000	0.00000000	0.00000000	0.00000000	2.90250031	1,000.00000000
J	06541MAW4	1,000.00000000	0.00000000	2.90250013	0.00000000	0.00000000	0.00000000	0.00000000	2.90250013	1,000.00000000
RR Interest	06541MBC7	999.57516626	0.06705597	3.93313768	0.00000000	0.00000000	0.00000000	0.00000000	4.00019365	999.50811029
V	06541MAY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541MBA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541MBT0	999.39309444	0.00000000	0.25572179	0.00000000	0.00000000	0.00000000	0.00000000	0.25572179	999.29730000
X-D	06541MAA2	1,000.00000000	0.00000000	1.85147609	0.00000000	0.00000000	0.00000000	0.00000000	1.85147609	1,000.00000000
X-F	06541MAC8	1,000.00000000	0.00000000	1.03230894	0.00000000	0.00000000	0.00000000	0.00000000	1.03230894	1,000.00000000
X-G	06541MAE4	1,000.00000000	0.00000000	1.03230939	0.00000000	0.00000000	0.00000000	0.00000000	1.03230939	1,000.00000000
X-H	06541MAG9	1,000.00000000	0.00000000	1.03230977	0.00000000	0.00000000	0.00000000	0.00000000	1.03230977	1,000.00000000
X-J	06541MAJ3	1,000.00000000	0.00000000	1.03230923	0.00000000	0.00000000	0.00000000	0.00000000	1.03230923	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	23,544.70	0.00	23,544.70	0.00	0.00	0.00	23,544.70	0.00
A-2	02/01/23 - 02/28/23	30	0.00	274,293.50	0.00	274,293.50	0.00	0.00	0.00	274,293.50	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	57,076.80	0.00	57,076.80	0.00	0.00	0.00	57,076.80	0.00
A-4	02/01/23 - 02/28/23	30	0.00	442,291.67	0.00	442,291.67	0.00	0.00	0.00	442,291.67	0.00
A-5	02/01/23 - 02/28/23	30	0.00	1,063,732.73	0.00	1,063,732.73	0.00	0.00	0.00	1,063,732.73	0.00
X-A	02/01/23 - 02/28/23	30	0.00	129,432.05	0.00	129,432.05	0.00	0.00	0.00	129,432.05	0.00
X-D	02/01/23 - 02/28/23	30	0.00	76,976.97	0.00	76,976.97	0.00	0.00	0.00	76,976.97	0.00
X-F	02/01/23 - 02/28/23	30	0.00	12,129.63	0.00	12,129.63	0.00	0.00	0.00	12,129.63	0.00
X-G	02/01/23 - 02/28/23	30	0.00	10,263.22	0.00	10,263.22	0.00	0.00	0.00	10,263.22	0.00
X-H	02/01/23 - 02/28/23	30	0.00	8,397.84	0.00	8,397.84	0.00	0.00	0.00	8,397.84	0.00
X-J	02/01/23 - 02/28/23	30	0.00	30,790.10	0.00	30,790.10	0.00	0.00	0.00	30,790.10	0.00
A-S	02/01/23 - 02/28/23	30	0.00	152,926.37	0.00	152,926.37	0.00	0.00	0.00	152,926.37	0.00
B	02/01/23 - 02/28/23	30	0.00	149,365.36	0.00	149,365.36	0.00	0.00	0.00	149,365.36	0.00
C	02/01/23 - 02/28/23	30	0.00	152,926.37	0.00	152,926.37	0.00	0.00	0.00	152,926.37	0.00
D	02/01/23 - 02/28/23	30	0.00	48,958.33	0.00	48,958.33	0.00	0.00	0.00	48,958.33	0.00
E	02/01/23 - 02/28/23	30	0.00	37,658.33	0.00	37,658.33	0.00	0.00	0.00	37,658.33	0.00
F	02/01/23 - 02/28/23	30	0.00	34,104.38	0.00	34,104.38	0.00	0.00	0.00	34,104.38	0.00
G	02/01/23 - 02/28/23	30	0.00	28,856.65	0.00	28,856.65	0.00	0.00	0.00	28,856.65	0.00
H	02/01/23 - 02/28/23	30	0.00	23,611.84	0.00	23,611.84	0.00	0.00	0.00	23,611.84	0.00
J	02/01/23 - 02/28/23	30	0.00	86,571.22	0.00	86,571.22	0.00	0.00	0.00	86,571.22	0.00
RR Interest	02/01/23 - 02/28/23	30	0.00	149,679.37	0.00	149,679.37	0.00	0.00	0.00	149,679.37	0.00
Totals			0.00	2,993,587.43	0.00	2,993,587.43	0.00	0.00	0.00	2,993,587.43	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-4-1	06541MBJ2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541MBK9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541MBL7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (EC)	N/A	4.246000%	125,000,000.00	125,000,000.00	0.00	442,291.67	0.00	0.00	442,291.67	125,000,000.00
A-4-X2	06541MBM5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5 (EC)	N/A	4.493000%	284,104,000.00	284,104,000.00	0.00	1,063,732.73	0.00	0.00	1,063,732.73	284,104,000.00
A-5-1	06541MBP8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-2	06541MBQ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X1	06541MBR4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5-X2	06541MBS2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	4.721771%	38,865,000.00	38,865,000.00	0.00	152,926.37	0.00	0.00	152,926.37	38,865,000.00
A-S-1	06541MBW3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541MBX1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541MBY9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541MBZ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	4.721771%	37,960,000.00	37,960,000.00	0.00	149,365.36	0.00	0.00	149,365.36	37,960,000.00
B-1	06541MCB8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06541MCC6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06541MCD4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06541MCE2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	4.721771%	38,865,000.00	38,865,000.00	0.00	152,926.37	0.00	0.00	152,926.37	38,865,000.00
C-1	06541MCG7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06541MCH5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06541MCJ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06541MCK8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			524,794,000.00	524,794,000.00	0.00	1,961,242.50	0.00	0.00	1,961,242.50	524,794,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	3,044,625.10
Non-Retained Certificate Available Funds	2,892,393.83
Retained Certificate Available Funds	152,231.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,808,125.64	Master Servicing Fee	6,566.08
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,698.31
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	295.87
ARD Interest	0.00	Operating Advisor Fee	1,076.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	195.27
Extension Interest	0.00
Interest Reserve Withdrawal	199,584.27
Total Interest Collected	3,007,709.91	Total Fees	14,122.47

Principal		Expenses/Reimbursements
Scheduled Principal	51,037.67	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	51,037.67	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,993,587.43
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	51,037.67
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,044,625.10
Total Funds Collected	3,058,747.58	Total Funds Distributed	3,058,747.57

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	760,796,052.33	760,796,052.33	Beginning Certificate Balance	760,796,052.01
(-) Scheduled Principal Collections	51,037.67	51,037.67	(-) Principal Distributions	51,037.67
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	760,745,014.66	760,745,014.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	760,796,052.33	760,796,052.33	Ending Certificate Balance	760,745,014.34
Ending Actual Collateral Balance	760,745,014.66	760,745,014.66

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	17	40,484,434.73	5.32%	110	4.4741	2.024017	1.709999 or less	24	385,623,039.87	50.69%	98	5.0903	1.467941
$5,000,001 to $15,000,000	14	115,785,579.93	15.22%	106	4.5702	2.122992	1.710000 to 2.109999	8	81,020,649.43	10.65%	110	4.8301	1.824901
$15,000,001 to $25,000,000	7	131,325,000.00	17.26%	110	4.5499	2.164016	2.110000 to 2.509999	5	81,928,833.56	10.77%	110	4.8904	2.236636
$25,000,001 to $35,000,000	1	30,000,000.00	3.94%	110	5.2900	2.280000	2.510000 to 3.509999	3	87,388,073.73	11.49%	110	4.5867	2.627996
$35,000,001 to $55,000,000	5	226,150,000.00	29.73%	109	4.6331	2.469075	3.510000 to 4.509999	5	116,800,000.00	15.35%	109	3.6312	4.220440
$55,000,001 to $75,000,000	2	141,000,000.00	18.53%	80	5.2826	1.659448	4.510000 or greater	2	7,984,418.07	1.05%	109	3.8019	6.125069
$75,000,001 or more	1	76,000,000.00	9.99%	110	4.6200	2.578600	Totals	47	760,745,014.66	100.00%	104	4.7457	2.193481
Totals	47	760,745,014.66	100.00%	104	4.7457	2.193481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	3	34,912,500.00	4.59%	110	4.4464	2.426882
							Industrial	4	26,500,000.00	3.48%	110	4.9898	1.850479
Arizona	18	10,250,000.00	1.35%	111	4.9100	2.330000
							Lodging	1	76,000,000.00	9.99%	110	4.6200	2.578600
California	8	238,300,000.00	31.32%	91	5.3891	2.025057
							Mixed Use	2	11,521,169.49	1.51%	109	3.8394	3.413750
Connecticut	1	16,725,000.00	2.20%	110	4.8450	1.916100
							Mobile Home Park	2	56,135,000.00	7.38%	111	5.8263	1.288907
Florida	2	115,000,000.00	15.12%	110	4.7285	2.119214
							Multi-Family	15	45,921,345.17	6.04%	109	4.0473	1.594350
Georgia	1	4,978,768.58	0.65%	110	5.1920	1.767100
							Office	5	264,000,000.00	34.70%	92	4.6028	2.350244
Illinois	1	5,907,643.31	0.78%	110	5.1920	1.767100
							Other	4	45,350,000.00	5.96%	108	4.5770	1.610000
Indiana	1	2,135,000.00	0.28%	110	5.2270	1.463600
							Retail	10	177,130,000.00	23.28%	110	4.8941	2.333903
New Jersey	2	11,521,169.49	1.51%	109	3.8394	3.413750
							Self Storage	26	58,187,500.00	7.65%	110	4.8144	2.266606
New York	16	116,921,345.17	15.37%	110	4.5773	1.603853
							Totals	69	760,745,014.66	100.00%	104	4.7457	2.193481
North Carolina	2	21,343,588.11	2.81%	110	5.0540	1.740323

Ohio	1	6,750,000.00	0.89%	109	4.5150	1.861600

Texas	7	66,700,000.00	8.77%	108	4.5817	1.762102

Virginia	2	19,800,000.00	2.60%	111	5.4233	1.483455

Washington, DC	1	76,000,000.00	9.99%	108	3.0494	4.300000

Wisconsin	3	13,500,000.00	1.77%	110	4.8500	2.156200

Totals	69	760,745,014.66	100.00%	104	4.7457	2.193481

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	12	111,591,055.13	14.67%	108	3.2821	3.682990	12 months or less	47	760,745,014.66	100.00%	104	4.7457	2.193481
	4.0000% to 4.4999%	8	49,698,178.18	6.53%	110	4.3817	2.241987	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to greater	27	599,455,781.35	78.80%	102	5.0483	1.912181	Totals	47	760,745,014.66	100.00%	104	4.7457	2.193481
	Totals	47	760,745,014.66	100.00%	104	4.7457	2.193481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	2	78,000,000.00	10.25%	50	5.6590	1.687415	Interest Only	27	575,752,500.00	75.68%	102	4.7241	2.348464
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	119 or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	759,814,415.82	99.88%	104	4.7469	2.194232	358 to 360	0	0.00	0.00%	0	0.0000	0.000000
								478 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	759,814,415.82	99.88%	104	4.7469	2.194232
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		12	256,634,418.07	33.73%	109	4.3315	2.578767	116.99 months or less	1	930,598.84	0.12%	110	3.7400	1.580000
	12 months or less	21	460,073,669.49	60.48%	100	5.0432	2.068742	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	14	44,036,927.10	5.79%	109	4.0507	1.251346	Totals	1	930,598.84	0.12%	110	3.7400	1.580000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	760,745,014.66	100.00%	104	4.7457	2.193481
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	326610001				Actual/360	3.049%	14,230.53	0.00	0.00	N/A	03/09/32	--	6,000,000.00	6,000,000.00	03/09/23
1A	326610101	OF	Washington	DC	Actual/360	3.049%	118,587.78	0.00	0.00	N/A	03/09/32	--	50,000,000.00	50,000,000.00	03/09/23
1B	326610201				Actual/360	3.049%	47,435.11	0.00	0.00	N/A	03/09/32	--	20,000,000.00	20,000,000.00	03/09/23
2	310950160	LO	Miramar Beach	FL	Actual/360	4.620%	273,093.33	0.00	0.00	N/A	05/11/32	--	76,000,000.00	76,000,000.00	03/11/23
3	310960528				Actual/360	4.920%	267,866.67	0.00	0.00	N/A	05/06/32	--	70,000,000.00	70,000,000.00	03/06/23
3A	310962196	OF	New York	NY	Actual/360	4.920%	3,826.67	0.00	0.00	N/A	05/06/32	--	1,000,000.00	1,000,000.00	03/06/23
4	211005005	OF	El Segundo	CA	Actual/360	5.640%	311,453.33	0.00	0.00	N/A	05/01/27	--	71,000,000.00	71,000,000.00	03/01/23
5	300802323	MH	Seaside	CA	Actual/360	5.850%	245,700.00	0.00	0.00	N/A	06/01/32	--	54,000,000.00	54,000,000.00	03/01/23
6	310961238	98	Dallas	TX	Actual/360	4.577%	161,440.96	0.00	0.00	N/A	03/11/32	--	45,350,000.00	45,350,000.00	03/11/23
7	300802309	OF	West Palm Beach	FL	Actual/360	4.940%	149,846.67	0.00	0.00	N/A	05/01/32	--	39,000,000.00	39,000,000.00	03/01/23
8	310960789	RT	Vacaville	CA	Actual/360	4.740%	139,356.00	0.00	0.00	N/A	05/06/32	--	37,800,000.00	37,800,000.00	03/06/23
9	326610009	RT	Ventura	CA	Actual/360	5.290%	123,433.33	0.00	0.00	N/A	05/06/32	--	30,000,000.00	30,000,000.00	03/06/23
10	300802306	RT	Anchorage	AK	Actual/360	4.445%	86,430.56	0.00	0.00	N/A	05/01/32	--	25,000,000.00	25,000,000.00	03/01/23
11	221005651	RT	Yuba City	CA	Actual/360	4.765%	74,122.22	0.00	0.00	N/A	05/01/32	--	20,000,000.00	20,000,000.00	03/01/23
12	310961141	RT	Various	Various	Actual/360	5.192%	70,668.89	0.00	0.00	N/A	05/11/32	--	17,500,000.00	17,500,000.00	03/11/23
13	300802320	SS	Norwalk	CT	Actual/360	4.845%	63,025.38	0.00	0.00	N/A	05/01/32	--	16,725,000.00	16,725,000.00	03/01/23
14	221005324	RT	Lubbock	TX	Actual/360	4.500%	56,350.00	0.00	0.00	N/A	04/01/32	--	16,100,000.00	16,100,000.00	03/01/23
15	211005256	RT	Springfield	VA	Actual/360	5.360%	66,702.22	0.00	0.00	N/A	06/01/32	--	16,000,000.00	16,000,000.00	03/01/23
16	610961038	RT	New Bern	NC	Actual/360	4.992%	57,191.68	0.00	0.00	N/A	05/11/32	--	14,730,000.00	14,730,000.00	03/11/23
17	221005460	IN	Various	WI	Actual/360	4.850%	50,925.00	0.00	0.00	N/A	05/01/32	--	13,500,000.00	13,500,000.00	03/01/23
18	410960932	IN	San Juan Capistrano	CA	Actual/360	5.135%	51,920.56	0.00	0.00	N/A	05/11/32	--	13,000,000.00	13,000,000.00	03/11/23
19	326610019	SS	Various	AZ	Actual/360	4.910%	39,143.61	0.00	0.00	N/A	06/01/32	--	10,250,000.00	10,250,000.00	03/01/23
20	300802319	SS	Anchorage	AK	Actual/360	4.450%	34,308.26	0.00	0.00	N/A	05/01/32	--	9,912,500.00	9,912,500.00	03/01/23
21	310960055	OF	Santa Clara	CA	Actual/360	5.852%	31,860.89	0.00	0.00	N/A	05/11/27	--	7,000,000.00	7,000,000.00	03/11/23
22	600959789	SS	Lewis Center	OH	Actual/360	4.515%	23,703.75	0.00	0.00	N/A	04/11/32	--	6,750,000.00	6,750,000.00	03/11/23
23	470126590	MF	Bronx	NY	Actual/360	3.990%	20,171.67	0.00	0.00	N/A	04/01/32	--	6,500,000.00	6,500,000.00	03/01/23
24	211003844	MU	Basking Ridge	NJ	Actual/360	3.750%	17,791.67	0.00	0.00	N/A	04/01/32	--	6,100,000.00	6,100,000.00	03/01/23
25	470131460	MF	Bronx	NY	Actual/360	3.500%	16,454.25	7,176.60	0.00	N/A	04/01/32	--	6,044,417.19	6,037,240.59	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	410960963	SS	Sacramento	CA	Actual/360	4.906%	20,986.78	0.00	0.00	N/A	05/11/32	--	5,500,000.00	5,500,000.00	03/11/23
27	221005700	MU	Warren	NJ	Actual/360	3.940%	16,641.76	9,426.19	0.00	N/A	05/01/32	--	5,430,595.68	5,421,169.49	03/01/23
28	470131980	MF	Riverdale	NY	Actual/360	4.120%	16,311.14	5,492.28	0.00	N/A	05/01/32	--	5,090,162.13	5,084,669.85	03/01/23
29	470132460	MF	Bronx	NY	Actual/360	4.510%	17,538.89	0.00	0.00	N/A	05/01/32	--	5,000,000.00	5,000,000.00	03/01/23
30	470131400	MF	Bronx	NY	Actual/360	3.660%	10,817.33	0.00	0.00	N/A	04/01/32	--	3,800,000.00	3,800,000.00	03/01/23
31	211005264	SS	Hampton	VA	Actual/360	5.690%	16,817.11	0.00	0.00	N/A	05/01/32	--	3,800,000.00	3,800,000.00	03/01/23
32	470131500	MF	Bronx	NY	Actual/360	3.700%	9,923.27	6,186.63	0.00	N/A	04/01/32	--	3,448,241.04	3,442,054.41	03/01/23
33	470131840	MF	New York	NY	Actual/360	4.730%	11,706.19	3,156.31	0.00	N/A	05/01/32	--	3,181,989.87	3,178,833.56	03/01/23
34	410959741	SS	Fort Worth	TX	Actual/360	4.399%	10,264.33	0.00	0.00	N/A	04/11/32	--	3,000,000.00	3,000,000.00	03/11/23
35	610961021	SS	Spring	TX	Actual/360	5.506%	9,635.50	0.00	0.00	N/A	05/11/32	--	2,250,000.00	2,250,000.00	03/11/23
36	300802321	MH	Noblesville	IN	Actual/360	5.227%	8,679.72	0.00	0.00	N/A	05/01/32	--	2,135,000.00	2,135,000.00	03/01/23
37	470132050	MF	Brooklyn	NY	Actual/360	4.210%	6,505.56	2,116.31	0.00	N/A	05/01/32	--	1,986,766.80	1,984,650.49	03/01/23
38	470131930	MF	Elmhurst	NY	Actual/360	4.040%	5,970.22	0.00	0.00	N/A	05/01/32	--	1,900,000.00	1,900,000.00	03/01/23
39	470131550	MF	Bronx	NY	Actual/360	4.600%	6,757.90	1,906.31	0.00	N/A	05/01/32	--	1,888,854.10	1,886,947.79	03/01/23
40	470130960	MF	New York	NY	Actual/360	3.970%	5,825.09	2,080.33	0.00	N/A	05/01/32	--	1,886,498.40	1,884,418.07	03/01/23
41	470131780	MF	Port Chester	NY	Actual/360	4.420%	5,956.97	1,798.39	0.00	N/A	04/01/32	--	1,732,797.33	1,730,998.94	03/01/23
42	470131270	MF	New York	NY	Actual/360	3.790%	4,357.40	2,623.42	0.00	N/A	04/01/32	--	1,478,197.15	1,475,573.73	03/01/23
43	470132090	MF	New York	NY	Actual/360	4.330%	3,661.32	1,801.66	0.00	N/A	05/01/32	--	1,087,160.56	1,085,358.90	03/01/23
44	470131760	MF	New York	NY	Actual/360	3.740%	2,728.17	7,273.24	0.00	N/A	05/01/32	--	937,872.08	930,598.84	03/01/23
Totals							2,808,125.64	51,037.67	0.00				760,796,052.33	760,745,014.66
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	17,525,351.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,637,217.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	3,104,623.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	3,896.17	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,937,620.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	6,051,082.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	1,982,178.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,552,476.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,740,628.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,584,794.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,028,642.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,388,319.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,143,749.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	820,498.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,022,681.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	460,735.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	436,940.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	207,880.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	946,317.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	202,961.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	0.00	436,994.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	611,936.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	230,674.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	148,711.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	127,582.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	173,307.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	474,460.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	429,805.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	126,527.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	219,848.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	95,100.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	89,432.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	211,145.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	244,174.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	9,884.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	189,904.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	34,053,849.89	20,540,334.73				0.00	0.00	0.00	0.00	3,896.17	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745671%	4.721808%	104
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745618%	4.721751%	105
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745575%	4.721706%	106
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745532%	4.721660%	107
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745486%	4.721611%	108
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745444%	4.721566%	109
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745398%	4.721517%	110
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745356%	4.721472%	111
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.745314%	4.721427%	112
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		78,000,000	78,000,000	0		0
> 60 Months		682,745,015	682,745,015	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	760,745,015	760,745,015	0	0	0	0
Feb-23	760,796,052	760,796,052	0	0	0	0
Jan-23	760,835,511	760,835,511	0	0	0	0
Dec-22	760,874,837	760,874,837	0	0	0	0
Nov-22	760,917,846	760,917,846	0	0	0	0
Oct-22	760,956,894	760,956,894	0	0	0	0
Sep-22	760,999,636	760,999,636	0	0	0	0
Aug-22	761,038,409	761,038,409	0	0	0	0
Jul-22	761,077,051	761,077,051	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29